Segment information - Information by operating segments (Details) - EUR (€) € in Thousands	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment information
Total Revenues from contracts with external customers	€ 11,198	€ 10,191	€ 9,661	€ 9,209	€ 9,793	€ 21,389	€ 19,002	€ 28,663	€ 188,672	€ 127,679	€ 48,538
Adjusted EBITDA	(5,936)			(8,618)		(16,087)	(18,251)		(17,549)
Additions to property, plant and equipment and right-of-use assets	759			108		838	662		4,367
Additions to intangible assets	107			763		151	1,735		2,787
Other segment information
Depreciation and amortization	2,149			2,315		4,512	4,674		19,974
Research and development expenses	4,457	€ 4,614	€ 3,821	4,053	€ 4,335	9,071	8,388	€ 12,209	19,297	€ 14,935	€ 9,590
Operating segment | Pharmaceutical
Segment information
Total Revenues from contracts with external customers	3,653			2,831		6,888	6,429		15,641
Adjusted EBITDA	1,472			647		2,571	2,144		4,843
Additions to property, plant and equipment and right-of-use assets	12			3		12	9		690
Additions to intangible assets	70			241		99	563		2,401
Other segment information
Depreciation and amortization	124			410		251	824		2,076
Operating segment | Diagnostics
Segment information
Total Revenues from contracts with external customers	7,545			6,378		14,501	12,573		26,697
Adjusted EBITDA	2,005			278		2,719	1,168		2,952
Additions to property, plant and equipment and right-of-use assets	713					713	234		261
Other segment information
Depreciation and amortization	512			412		953	818		2,539
Operating segment | COVID-19
Segment information
Total Revenues from contracts with external customers									146,334
Adjusted EBITDA									20,903
Additions to property, plant and equipment and right-of-use assets									2,480
Additions to intangible assets									386
Other segment information
Depreciation and amortization									9,511
Corporate
Segment information
Adjusted EBITDA	(9,413)			(9,543)		(21,377)	(21,563)		(46,247)
Additions to property, plant and equipment and right-of-use assets	34			105		113	419		936
Additions to intangible assets	37			522		52	1,172
Other segment information
Depreciation and amortization	1,513			1,493		3,308	3,032		5,848
Research and development expenses	€ 4,457			€ 4,053		€ 9,071	€ 8,388		€ 19,297